Employee Compensation Costs - Summary of Employee Compensation Costs (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Short-term employee benefits expense [abstract]
Wages, salaries and allowances	¥ 95,492	¥ 82,639		¥ 75,461
Social security costs	48,535	42,745		42,201
Employee compensation costs	¥ 144,027	¥ 125,384	[1]	¥ 117,662	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).